<SEC-DOCUMENT>
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<FILENAME>r13f4q05w-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     November 2, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $762,020 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
ADVANCE AUTO PT	COM	00751Y106	12,519		288,050		SH	Sole		248,050		40,000
ALCON INC	COM	H01301102	 7,538		 58,160		SH	Sole		 50,200		 7,960
ALLERGAN	COM	018490102	 8,442		 78,200		SH	Sole		 67,200		11,000
AMERICA MV ADR	COM	02364W105	16,271		556,100		SH	Sole		479,300		76,800
AMGEN INC	COM	031162100	11,837		150,103		SH	Sole		129,653		20,450
APPLE COMP	COM	037833101	 8,138		113,200		SH	Sole		 97,200		16,000
BAKER HUGHES	COM	057224107	14,478		238,200		SH	Sole		187,600		50,600
BROADCOM CORP	COM	111320107	16,264		344,950		SH	Sole		297,400		47,550
CAREMARK RX	COM	141705103	30,330		585,634		SH	Sole		506,094		79,540
CARNIVAL CORP	COM	143658300	14,666		274,290		SH	Sole		236,590		37,700
CHOICEPOINT	COM	170388102	   890		 20,000		SH	Sole		 17,300		 2,700
COACH INC	COM	189754104	 8,455		253,600		SH	Sole		219,500		34,100
COMVRSE TCH	COM	205862402	 8,384		315,300		SH	Sole		271,800		43,500
COOPER CAMRN	COM	216640102	 7,845		189,500		SH	Sole		163,200		26,300
CORNING INC	COM	219350105	 7,705		391,923		SH	Sole		338,323		53,600
CVS CORP	COM	126650100	11,819		447,350		SH	Sole		384,800		62,550
DANAHER CORP	COM	235851102	15,358		275,334		SH	Sole		237,334		38,000
EBAY INC	COM	278642103	12,144		280,972		SH	Sole		242,212		38,760
ECOLAB INC	COM	278865100	 7,533		207,700		SH	Sole		179,100		28,600
FASTENAL CO	COM	311900104	14,491		370,328		SH	Sole		319,228		51,100
FISHER SCNTFC	COM	338032204	20,989		339,291		SH	Sole		291,531		47,760
FRANKLIN RSRCS	COM	354613101	15,640		166,367		SH	Sole		143,067		23,300
GENENTECH INC	COM	368710406	12,023		129,977		SH	Sole		111,437		18,540
GENERAL ELEC	COM	369604103	31,434		896,845		SH	Sole		773,065	       123,780
GILEAD SCIENCE	COM	375558103	 8,222		156,400		SH	Sole		134,600		21,800
GOLDEN WEST	COM	381317106	12,372		187,450		SH	Sole		161,400		26,050
GOLDMAN SACHS	COM	38141G104	19,276		150,933		SH	Sole		129,883		21,050
GOOGLE CL A	COM	38259P508	30,824		 74,300		SH	Sole		 63,800		10,500
HALLIBURTN	COM	406216101	11,766		189,900		SH	Sole		163,700		26,200
KOHLS CORP	COM	500255104	10,792		222,050		SH	Sole		191,500		30,550
LINEAR TECH	COM	535678106	 7,907		219,200		SH	Sole		189,100		30,100
LOWE'S COMP	COM	548661107	15,342		230,154		SH	Sole		198,274		31,880
MAXIM IGD PRD	COM	57772K101	11,517		317,800		SH	Sole		273,900		43,900
MEDTRONIC 	COM	585055106	 9,382		162,960		SH	Sole		140,180		22,780
MERRILL LYNCH	COM	590188108	 7,709		113,821		SH	Sole		 97,721		16,100
MICROSOFT	COM	594918104	22,541		861,991		SH	Sole		741,731	       120,260
MONSANTO CO	COM	61166W101	10,071		129,900		SH	Sole		112,000		17,900
MOTOROLA INC	COM	620076109	 8,546		378,300		SH	Sole		325,200		53,100
NETWORK APP	COM	64120L104	 9,135		338,331		SH	Sole		292,131		46,200
NII HOLDINGS	COM	62913F201	 6,067		138,900		SH	Sole		119,300		19,600
PAYCHEX INC	COM	704326107	 8,047		211,098		SH	Sole		181,698		29,400
PRCTR & GMBL    COM     742718109       23,208          400,974         SH      Sole            345,224         55,750
QUALCOMM INC	COM	747525103	24,436		567,219		SH	Sole		489,619		77,600
RESRCH N MTN	COM	760975102	 8,007		121,300		SH	Sole		104,400		16,900
ROBERT HALF	COM	770323103	 7,123		188,000		SH	Sole		161,000		27,000
SAP AG ADR	COM	803054204	 7,488		166,150		SH	Sole		143,300		22,850
SCHLUMBERGER	COM	806857108	12,742		131,155		SH	Sole		122,305		 8,850
SILICON LABS	COM	826919102	 7,739		211,100		SH	Sole		182,100		29,000
SLM CORP	COM	78442P106	22,218		403,305		SH	Sole		348,895		54,410
ST JUDE MED	COM	790849103	15,408		306,942		SH	Sole		264,042		42,900
TARGET CORP	COM	87612E106	 9,587		174,400		SH	Sole		150,600		23,800
TEXAS INSTRMNTS	COM	882508104	 7,604		237,100		SH	Sole		204,700		32,400
UNITED TECH	COM	913017109	 7,822		139,900		SH	Sole		120,100		19,800
UNITEDHLTH GRP	COM	91324P102	32,991		530,916		SH	Sole		459,216		71,700
VALERO ENRGY	COM	91913Y100	 7,657		148,400		SH	Sole		127,800		20,600
WALGREEN CO	COM	931422109	 9,297		210,045		SH	Sole		180,685		29,360
WELLPOINT	COM	94973V107	12,674		158,840		SH	Sole		136,600		22,240
YAHOO! INC	COM	984332106	13,722		350,223		SH	Sole		302,023		48,200
ZIMMER HDGS	COM	98956P102	 7,587		112,506		SH	Sole		96,356		16,150
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